Document And Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	NV
Document Type	POS AM
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	To update financials.